Expense Example - VIPStrategicIncomePortfolio-InvestorPRO - VIPStrategicIncomePortfolio-InvestorPRO - VIP Strategic Income Portfolio - VIP Strategic Income Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835